SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands, $ in Millions			2 Months Ended	12 Months Ended
	Feb. 03, 2021 CAD ($) $ / shares shares	Jan. 25, 2021 USD ($)	Mar. 10, 2021 USD ($)	Dec. 31, 2018 CAD ($)
Common shares issued
Proceeds from the issuance of shares (net of issue costs)				$ 9,138
Subsequent Event
Common shares issued
Proceeds from the issuance of shares (net of issue costs)	$ 132,300
Common shares issued (in shares) | shares	33,062,500
Share price (in CAD per share) | $ / shares	$ 4.00
Subsequent Event | Unsecured Debt | Three-year senior unsecured term loan
Debt
Debt instrument, issuance date		Jan. 25, 2021
Debt instrument, term		3 years
Principal amount of debt		$ 400
Subsequent Event | Bruin E&P HoldCo, LLC
Business acquisition, date of acquisition
Purchase agreement date		Jan. 25, 2021
Subsequent Event | Bruin E&P HoldCo, LLC | Forecast
Business combination, consideration transferred
Consideration			$ 465